Pioneer Equity Income Fund
Schedule of Investments  |  January 31, 2022

C: PCEQX	K: PEQKX	R: PQIRX	Y: PYEQX

Schedule of Investments  |  1/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 99.5% of Net Assets
	Aerospace & Defense — 1.1%
279,677	Raytheon Technologies Corp.	$ 25,224,069
	Total Aerospace & Defense	$25,224,069
	Air Freight & Logistics — 0.7%
146,326	CH Robinson Worldwide, Inc.	$ 15,313,016
	Total Air Freight & Logistics	$15,313,016
	Auto Components — 1.2%
640,916	BorgWarner, Inc.	$ 28,104,167
	Total Auto Components	$28,104,167
	Automobiles — 1.2%
775,783	Ford Motor Co.	$ 15,748,395
411,871	Honda Motor Co., Ltd. (A.D.R.)	12,170,788
	Total Automobiles	$27,919,183
	Banks — 7.4%
1,062,750	Bank of America Corp.	$ 49,035,285
337,339	JPMorgan Chase & Co.	50,128,575
195,560	M&T Bank Corp.	33,123,953
189,151	PNC Financial Services Group, Inc.	38,963,215
	Total Banks	$171,251,028
	Biotechnology — 0.7%
250,481	Gilead Sciences, Inc.	$ 17,203,035
	Total Biotechnology	$17,203,035
	Capital Markets — 5.3%
506,406	Bank of New York Mellon Corp.	$ 30,009,620
320,289	Charles Schwab Corp.	28,089,345
278,918	Northern Trust Corp.	32,532,996
207,609	State Street Corp.	19,619,050
86,119	T Rowe Price Group, Inc.	13,299,357
	Total Capital Markets	$123,550,368
	Chemicals — 2.4%
165,412	Celanese Corp.	$ 25,756,302
153,832	Corteva, Inc.	7,396,242
160,909	Dow, Inc.	9,611,095
152,413	DuPont de Nemours, Inc.	11,674,836
	Total Chemicals	$54,438,475
1Pioneer Equity Income Fund |  | 1/31/22

Shares		Value
	Commercial Services & Supplies — 0.7%
120,325	MSA Safety, Inc.	$ 16,532,655
	Total Commercial Services & Supplies	$16,532,655
	Containers & Packaging — 0.3%
409,880	Graphic Packaging Holding Co.	$ 7,750,831
	Total Containers & Packaging	$7,750,831
	Diversified Telecommunication Services — 3.6%
1,028,144	AT&T, Inc.	$ 26,217,672
234,724	BCE, Inc.	12,266,676
825,757	Verizon Communications, Inc.	43,955,045
	Total Diversified Telecommunication Services	$82,439,393
	Electric Utilities — 2.1%
158,065	American Electric Power Co., Inc.	$ 14,289,076
246,291	Eversource Energy	22,040,582
146,434	NextEra Energy, Inc.	11,439,424
	Total Electric Utilities	$47,769,082
	Electrical Equipment — 0.8%
202,549	Emerson Electric Co.	$ 18,624,381
	Total Electrical Equipment	$18,624,381
	Electronic Equipment, Instruments & Components — 2.4%
56,007	CDW Corp.	$ 10,588,123
245,369	Corning, Inc.	10,315,313
197,017	National Instruments Corp.	8,121,041
177,527	TE Connectivity, Ltd.	25,388,136
	Total Electronic Equipment, Instruments & Components	$54,412,613
	Energy Equipment & Services — 1.4%
634,201	Baker Hughes Co.	$ 17,402,475
405,167	Schlumberger NV	15,829,875
	Total Energy Equipment & Services	$33,232,350
	Equity Real Estate Investment Trusts (REITs) — 4.8%
213,141	Alexandria Real Estate Equities, Inc.	$ 41,528,392
163,999	Camden Property Trust	26,254,600
57,200	Crown Castle International Corp.	10,439,572
73,232	DigitalRealty Trust, Inc.	10,928,411
373,300	Healthcare Realty Trust, Inc.	11,579,766
73,102	Prologis, Inc.	11,463,856
	Total Equity Real Estate Investment Trusts (REITs)	$112,194,597
Pioneer Equity Income Fund |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Shares		Value
	Food Products — 4.1%
52,309	Hershey Co.	$ 10,308,534
111,410	John B Sanfilippo & Son, Inc.	8,812,531
285,327	McCormick & Co., Inc., Class VTG	28,621,151
453,089	Mondelez International, Inc., Class A	30,370,556
138,812	Nestle S.A. (A.D.R.)	17,926,182
	Total Food Products	$96,038,954
	Health Care Equipment & Supplies — 2.4%
279,762	Abbott Laboratories	$ 35,658,465
228,885	Baxter International, Inc.	19,555,934
	Total Health Care Equipment & Supplies	$55,214,399
	Health Care Providers & Services — 3.9%
157,880	AmerisourceBergen Corp.	$ 21,503,256
57,145	Anthem, Inc.	25,200,374
229,448	CVS Health Corp.	24,438,506
47,430	Humana, Inc.	18,616,275
	Total Health Care Providers & Services	$89,758,411
	Health Care Technology — 1.5%
374,134	Cerner Corp.	$ 34,121,021
	Total Health Care Technology	$34,121,021
	Household Durables — 0.4%
80,138	Garmin, Ltd.	$ 9,970,770
	Total Household Durables	$9,970,770
	Household Products — 1.6%
93,177	Clorox Co.	$ 15,640,691
135,939	Procter & Gamble Co.	21,811,413
	Total Household Products	$37,452,104
	Insurance — 5.8%
189,948	Chubb, Ltd.	$ 37,472,941
210,405	First American Financial Corp.	15,677,277
439,021	Lincoln National Corp.	30,722,690
886,105	Sun Life Financial, Inc.	50,153,543
	Total Insurance	$134,026,451
	IT Services — 3.9%
45,773	Accenture Plc, Class A	$ 16,184,417
68,588	Automatic Data Processing, Inc.	14,140,788
62,968	Broadridge Financial Solutions, Inc.	10,025,765
159,973	Cognizant Technology Solutions Corp., Class A	13,664,894
84,651	Fidelity National Information Services, Inc.	10,151,348
3Pioneer Equity Income Fund |  | 1/31/22

Shares		Value
	IT Services — (continued)
68,662	International Business Machines Corp.	$ 9,171,183
139,379	Paychex, Inc.	16,413,271
	Total IT Services	$89,751,666
	Machinery — 5.1%
1,100,503	Gorman-Rupp Co.	$ 44,141,175
44,595	Illinois Tool Works, Inc.	10,431,663
127,627	Oshkosh Corp.	14,525,229
362,176	PACCAR, Inc.	33,678,746
244,261	Timken Co.	16,316,635
	Total Machinery	$119,093,448
	Media — 2.6%
620,471	Comcast Corp., Class A	$ 31,017,345
456,721	Interpublic Group of Cos., Inc.	16,231,864
174,833	Omnicom Group, Inc.	13,175,415
	Total Media	$60,424,624
	Metals & Mining — 5.3%
169,744	Kaiser Aluminum Corp.	$ 16,252,988
293,084	Materion Corp.	24,282,009
432,626	Newmont Corp.	26,463,732
244,090	Nucor Corp.	24,750,726
209,394	Reliance Steel & Aluminum Co.	32,012,155
	Total Metals & Mining	$123,761,610
	Multiline Retail — 2.3%
77,278	Dollar General Corp.	$ 16,110,917
130,384	Kohl's Corp.	7,785,229
128,512	Target Corp.	28,327,900
	Total Multiline Retail	$52,224,046
	Multi-Utilities — 0.6%
224,659	CMS Energy Corp.	$ 14,463,546
	Total Multi-Utilities	$14,463,546
	Oil, Gas & Consumable Fuels — 6.9%
246,225	Chevron Corp.	$ 32,336,729
303,766	ConocoPhillips	26,919,743
228,811	Exxon Mobil Corp.	17,380,483
508,049	Marathon Petroleum Corp.	36,452,516
283,161	Phillips 66	24,009,221
286,145	Valero Energy Corp.	23,741,451
	Total Oil, Gas & Consumable Fuels	$160,840,143
Pioneer Equity Income Fund |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 6.2%
274,997	AstraZeneca Plc (A.D.R.)	$ 16,007,575
144,017	Eli Lilly & Co.	35,340,332
56,241	Johnson & Johnson	9,689,762
102,812	Merck KGaA (A.D.R.)	4,500,081
308,510	Novo Nordisk AS (A.D.R.)	30,810,894
217,240	Organon & Co.	6,932,128
747,341	Pfizer, Inc.	39,377,397
	Total Pharmaceuticals	$142,658,169
	Road & Rail — 1.0%
84,439	Norfolk Southern Corp.	$ 22,966,564
	Total Road & Rail	$22,966,564
	Semiconductors & Semiconductor Equipment — 5.2%
169,734	Analog Devices, Inc.	$ 27,831,284
58,136	CMC Materials, Inc.	10,515,640
77,649	KLA Corp.	30,226,426
127,203	Microchip Technology, Inc.	9,855,689
89,007	QUALCOMM, Inc.	15,643,870
148,021	Texas Instruments, Inc.	26,568,289
	Total Semiconductors & Semiconductor Equipment	$120,641,198
	Specialty Retail — 0.4%
112,613	TJX Cos., Inc.	$ 8,104,758
	Total Specialty Retail	$8,104,758
	Technology Hardware, Storage & Peripherals — 0.6%
880,774	Hewlett Packard Enterprise Co.	$ 14,383,039
	Total Technology Hardware, Storage & Peripherals	$14,383,039
	Textiles, Apparel & Luxury Goods — 1.5%
255,760	Carter's, Inc.	$ 23,816,371
168,876	VF Corp.	11,012,404
	Total Textiles, Apparel & Luxury Goods	$34,828,775
	Trading Companies & Distributors — 1.5%
144,518	Fastenal Co.	$ 8,191,280
170,202	Ferguson Plc	27,026,376
	Total Trading Companies & Distributors	$35,217,656
5Pioneer Equity Income Fund |  | 1/31/22

Shares		Value
	Water Utilities — 0.6%
282,367	Essential Utilities, Inc.	$ 13,762,568
	Total Water Utilities	$13,762,568
	Total Common Stocks (Cost $1,572,484,773)	$2,305,663,163

	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Fund — 0.7%
16,174,309	Dreyfus Government Cash Management, Institutional Shares, 0.03%(a)	$ 16,174,309
		$16,174,309
	TOTAL SHORT TERM INVESTMENTS (Cost $16,174,309)	$16,174,309
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $1,588,659,082)	$2,321,837,472
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(3,508,118)
	net assets — 100.0%	$2,318,329,354
(A.D.R.)	American Depositary Receipts.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,305,663,163	$—	$—	$2,305,663,163
Open-End Fund	16,174,309	—	—	16,174,309
Total Investments in Securities	$2,321,837,472	$—	$—	$2,321,837,472
During the three months ended January 31, 2022, there were no transfers in or out of Level 3.
Pioneer Equity Income Fund |  | 1/31/226